Expenses by category (Tables)	12 Months Ended
Dec. 31, 2018
Expenses by category [Abstract]
Research and Development
Research and Development

	For the Years Ended December 31,
in CHF thousands	2018	2017	2016
Operating expenses	32,921	23,822	18,767
Payroll expenses	10,662	8,552	6,450
Share-based compensation	694	289	557
Total research and development expenses	44,277	32,663	25,774

General and Administrative
General and Administrative

	For the Years Ended December 31,
in CHF thousands	2018	2017	2016
Operating expenses	4,903	3,857	3,168
Payroll expenses	5,740	4,984	3,969
Share-based compensation	1,824	1,290	759
Total general and administrative expenses	12,467	10,131	7,896

Financial Result, net
Financial Result, net

	For the Years Ended December 31,
in CHF thousands	2018	2017	2016
Interest income/ (expense)	(269)	184	36
Foreign currency remeasurement gain/(loss), net	(1,194)	(4,049)	3,443
Other finance income/(expense)	62	(7)	(119)
Finance result, net	(1,401)	(3,872)	3,360